Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets
Unamortized costs for merchant cash advances	$ 0	$ 57,768	$ 57,768
Shares authorized	90,000,000	90,000,000
Shares issued	21,675,001	21,675,001
Shares outstanding	21,675,001	21,675,001